Stock Options (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Options (Textual)
Aggregate intrinsic value	$ 0	$ 0	$ 0
Weighted exercise price	$ 0.374
General and Administrative expenses	$ 82,000